Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	000-30454
Entity Registrant Name	ENVIRO TECHNOLOGIES U.S., INC.
Entity Central Index Key	0001043894
Entity Tax Identification Number	83-0266517
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	821 NW 57th Place
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	958-6668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false